Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures To The Consolidated Statements Of Cash Flows

	Six Months Ended June 30,
	2017	2016
	(in thousands)
Supplemental cash flow information:
Cash paid for interest	$23,452	$31,071
Cash paid for state income taxes	—	422
Non-cash investing and financing activities:
Change in asset retirement obligations	235	577
Asset retirement obligations assumed, purchased properties	89	—
Change in accruals or liabilities for capital expenditures	37,494	(4,869)

Supplemental cash flow disclosures and non-cash investing and financing activities are presented below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Supplemental cash flow information:
Cash paid for interest	$74,694	$56,579	$51,219
Cash paid (received) for state income taxes, net of refunds	285	751	(123)
Non-cash investing and financing activities:
Change in asset retirement obligations	2,719	487	2,643
Asset retirement obligations assumed, purchased properties	—	—	3,002
Change in accruals or liabilities for capital expenditures	12,375	(34,160)	23,858
Divestiture of oil and gas properties	—	—	(34,000)
Acquisition of property and land	—	2,473	—
Contribution of interests in oil and gas properties	65,740	—	—
Contribution receivable	7,875	—	—